Condensed financial information of the Company - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)/income	$ 30,531,711	$ (258,682,725)	$ (413,262,114)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock based compensation expense		568,047	3,413,610
Loss on short-term investments	7,626,097	71,675,454	30,203,357
Proceeds from disposal of short-term investments		359,025
Amortization of deferred charges	7,739,849	5,728,866	3,242,398
loss/(gain) on extinguishment of debt	(169,932,886)	(9,620,914)	0
Other receivables	(2,456,245)	(103,913,042)	83,761,147
Other current assets	6,975,279	(6,456,006)	2,359,210
Other payable and accrued liabilities	258,398,911	(29,962,164)	(51,513,133)
Payroll and welfare payables	(1,980,925)	2,392,037	(3,059,265)
Net cash provided by/(used in) operating activities	(270,773,987)	(530,272,913)	135,608,847
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(1,106,953)	513,898,291	(22,774,551)
Cash flows from financing activities:
Changes in due from subsidiaries	5,432,379	(4,068,750)	44,288,546
Proceeds from short-term bank loans		5,825,838	193,848,327
Repayment of long-term bank loans		(38,472,000)	(183,056,732)
Proceeds from long-term bank loans	20,314,059	83,335,835	339,581,996
Proceeds from other long-term debts	36,508,218	124,661,778	610,114,087
Repayment of other long-term debts		(98,522,299)	(891,457,400)
Purchase of treasury shares	(731,871)
Dividends to shareholders		(4,661,341)	(4,055,664)
Proceeds from issuance of common shares	1,595,830
Net cash used in financing activities	(47,293,021)	(60,426,478)	(677,076,944)
Cash and cash equivalents, at the beginning of the year	283,131,542	426,399,881
Cash and cash equivalents, at end of the period	129,243,923	283,131,542	426,399,881
Parent Company
Cash flows from operating activities:
Net (loss)/income	40,282,023	(263,353,561)	(417,307,378)
Adjustment to reconcile net loss to net cash used in operating activities:
Equity in (profit)/loss of subsidiaries, net	(17,492,881)	(92,986,489)	(289,093,048)
Stock based compensation expense		568,046	1,625,318
Loss on short-term investments	660,022	68,931,940	1,627,139
Proceeds from disposal of short-term investments		359,025
Amortization of deferred charges	7,739,849	5,472,222
loss/(gain) on extinguishment of debt	(169,932,886)	(9,620,914)
Other receivables	(14,125)	634,819	168,246
Other payable and accrued liabilities	93,426,988	53,426,168	4,000,802
Payroll and welfare payables	(381)	(460,149)	1,363,218
Net cash provided by/(used in) operating activities	(10,345,629)	(51,055,915)	(119,429,607)
Cash flows from investing activities:
Investment in short-term investments			(72,502,807)
Net cash (used in)/provided by investing activities			(72,502,807)
Cash flows from financing activities:
Changes in due from subsidiaries	17,823,271	54,889,206	447,436,262
Repayment of current portion of long-term bank loan and other long-term debt	(10,791,800)		(128,520,000)
Proceeds from other long-term debts			270,000,000
Repayment of other long-term debts		(1,199,086)	(390,958,220)
Purchase of treasury shares	(731,871)
Dividends to shareholders			(4,055,664)
Payment of financing cost			(4,272,797)
Proceeds from issuance of common shares	1,595,830
Net cash used in financing activities	7,895,430	53,690,120	189,629,581
Net (decrease)/increase in cash and cash equivalents	(2,450,199)	2,634,205	(2,302,833)
Cash and cash equivalents, at the beginning of the year	2,794,414	160,209	2,463,042
Cash and cash equivalents, at end of the period	$ 344,215	$ 2,794,414	$ 160,209